Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF THE PLAN
General
The Sherwin-Williams Company 401(k) Plan (the Plan) is a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Any salaried employee of The Sherwin-Williams Company (the Company) or participating subsidiary and any employee in a group of employees to which coverage has been extended on a non-discriminatory basis by the Administration Committee is eligible for membership in the Plan provided the employee: (a) is a full-time or part-time employee of the Company or a subsidiary of the Company which has adopted the Plan; (b) is not a member of a collective bargaining unit which was recognized by the Company on the date coverage under the Plan is extended to the work group, division or subsidiary of the employee, unless and until such eligibility shall be extended to members of such collective bargaining unit by negotiations between an employer and the bargaining agent, and is not a member of a collective bargaining unit which is first recognized by an employer after the date coverage under the Plan is extended to the work group, division or subsidiary of the employee where such collective bargaining unit through its representative has agreed with an employer that the members of such collective bargaining unit shall no longer be eligible for membership in the Plan; and (c) is employed in the United States or is a United States citizen if not employed therein.
Enrollment
Eligible employees hired or rehired by the Company are automatically enrolled in the Plan. Employee contributions are established at 3% of pre-tax earnings. Eligible new hires may change the pre-selected enrollment option, including all or a portion of the contribution source to post-tax earnings or choose not to participate in the Plan prior to being automatically enrolled. If new hires choose not to change the automatic enrollment employee contribution level of 3%, the employee contribution level will increase at the beginning of each subsequent plan year by 1%, until either the employee individually changes the employee contribution level or the employee contribution level reaches the maximum automatic employee contribution level. The maximum automatic employee contribution level is 10%.
Employee Contributions
Participant contributions to the Plan are made through payroll deductions and credited to individual participant accounts. The maximum participant contribution is 50% of eligible earnings, subject to limitations imposed by law. Participants direct the investment of their contributions into various investment options offered by the Plan. In the absence of participant direction, contributions are directed to an age-appropriate T. Rowe Price target date retirement fund.
Employer Contributions
The Company makes matching contributions of 100% on the first 6% of eligible employee contributions beginning the quarter following the employees' one-year anniversary with the Company. In addition to the matching contribution, the Company may elect to make discretionary contributions. Participants direct the investment of Company contributions into various investment options offered by the Plan. In the absence of participant direction, Company contributions are directed to Company common stock.
Effective October 1, 2025, the Company temporarily paused the Company's matching contributions under the Plan for eligible employees.
Investments
Investments in Company common stock and the diversified investments are participant directed. In the absence of participant direction, employee and Company contributions are directed as described above. Costs incidental to the purchase and sale of securities, such as brokerage fees, commissions, and stock transfer taxes, are borne by the respective funds.
Investment securities, including Company common stock, are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the Statements of Net Assets Available for Benefits.
Vesting
Participant contributions to the Plan are 100% vested.
Participants hired or rehired prior to January 1, 2017 are 100% vested in Company contributions. Participants hired or rehired on or after January 1, 2017 are 100% vested in Company contributions after completing three years of vesting service. The vesting service period begins at a participant's hire or adjusted service date. There is no partial vesting. Participants that leave the Company before completing three years of vesting service forfeit all Company contributions made on their behalf.
Forfeitures
Forfeited balances of terminated participants’ unvested accounts are used to reduce future Company contributions. Forfeitures used to reduce Company contributions for the year ended December 31, 2025 were $3,083,637. Forfeited accounts were $1,138,554 and $150,034 at December 31, 2025 and 2024, respectively.
Notes Receivable from Participants
The Plan permits eligible employees to borrow from the vested benefit portion of their accounts up to the lesser of: (a) $50,000, reduced by certain outstanding loans to the eligible employee under the Plan, or (b) one half of the vested benefit portion of the eligible employee's account under the Plan. Notes receivable from participants are treated as a transfer between the other investment funds and the notes receivable from participants activity fund. Terms range from one to five years or up to ten years for the purchase of a primary residence. Notes receivable from participants are secured by the vested balance in the eligible employee's account and bear interest at the prime interest rate plus one percent. Principal and interest are paid ratably through payroll deductions and credited to the eligible employee's account.
Payment of Benefits and Withdrawals
Subject to Plan provisions, vested participant account balances are eligible to be paid upon retirement, death, or termination of employment. At such time, a participant is eligible to receive a lump-sum amount equal to the value of their vested interest or may choose from various other withdrawal options permitted by the Plan. Withdrawals are paid in cash, or at the option of the participant, shares of Company stock to the extent the participant's account balance is held in the Company Stock Fund. Participants also have the option to leave their vested account balance in the Plan, subject to certain limitations and required minimum distribution rules.
In-service withdrawals are available in certain limited circumstances, as defined by the Plan. Hardship withdrawals, which are regulated by the Internal Revenue Service, are permitted for participants incurring an immediate and heavy financial need, as defined by the Plan.
Administrative Fees
Costs and expenses of administering the Plan are primarily borne by the Company, with the exception of certain recordkeeping fees, fees relating to participant loan activity and qualified domestic relations orders, which are borne by the eligible employees. At times, the Plan receives revenue credits from Fidelity Management Trust Company (the Trustee), which are recorded as Other income on the Statement of Changes in Net Assets Available for Benefits.
Additional Information
Further information about the Plan is contained in the Plan's Summary Plan Description (SPD). Copies of the SPD are available from the Administration Committee of the Company.